Taxes (Details) - Schedule of Income Tax Provision	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Current:
Total current	$ 1,783,803	$ 228,450	$ 1,805,663	$ 4,696,002
Total provision for income taxes	1,783,803	228,450	1,805,663	4,696,002
Hong Kong [Member]
Current:
Total current	1,411,563	180,777	1,637,978	4,696,002
Foreign [Member]
Current:
Total current	$ 372,240	$ 47,673	$ 167,685